Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 77,390	$ 84,652
Interest cost	44	(44)
Benefits paid	(2,726)	(4,028)
Balance at end of period	74,682	77,390
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	4,798	6,062
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	54,204	70,223
Current service cost	1,409	(10,164)
Interest cost	4,798	6,062
Benefits paid	(2,034)	(1,297)
Benefits paid from plan assets	(6,228)	(6,674)
Past service cost	(531)	(3,946)
Balance at end of period	51,618	54,204
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	2,327	1,431
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	23,676	14,914
Current service cost	2,044	13,620
Interest cost	2,327	1,431
Benefits paid	(517)	(310)
Benefits paid from plan assets	0	0
Past service cost	(3,845)	(5,979)
Balance at end of period	$ 23,685	$ 23,676